Equity-Based Compensation - Summary of stock option activity (Detail) - PICU	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested units, beginning balance (Shares)	959
Shares granted (shares)	332
Share Vested (Shares)	780
Shares forfeited (shares)	30
Nonvested units,ending balance (Shares)	481
Nonvested units,beginning balance	22.07
Granted | $ / shares	$ 442.30
Vested | $ / shares	169.55
Forfeited | $ / shares	$ 442.30
Nonvested units, ending balance	22.07